NEW YORK LIFE INVESTMENTS FUNDS
NEW YORK LIFE INVESTMENTS FUNDS TRUST

NYLI Balanced Fund
NYLI Conservative Allocation Fund
NYLI Conservative ETF Allocation Fund
NYLI Equity Allocation Fund
NYLI Equity ETF Allocation Fund
NYLI Growth Allocation Fund
NYLI Growth ETF Allocation Fund
NYLI Income Builder Fund
NYLI Moderate Allocation Fund
NYLI Moderate ETF Allocation Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated August 7, 2026 (“Supplement”) to the
Summary Prospectuses and Prospectuses dated February 28, 2026 and August 28, 2025, as supplemented, and
Statement of Additional Information (“SAI”) dated February 28, 2026, as amended March 30, 2026

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectuses and SAI.

Effective as of the close of business on August 28, 2026, Amit Soni will no longer serve as a portfolio manager of the Funds. All references to Mr. Soni are deleted in their entirety from each Fund’s Summary Prospectus, Prospectus and SAI at that time. Other than this change, all other portfolio managers of each Fund will remain the same.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

REG-00140-08/26